Short - term notes payable installment loan (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 18, 2015	Aug. 18, 2015	Jul. 20, 2015	Jun. 16, 2015	May. 15, 2015	Apr. 17, 2015	Apr. 16, 2015
Short - term notes payable installment loan
Company entered in to agreement with third party financing source for an installment loan totaling									$ 200,000
First installment was advanced								$ 50,000
Second installment was advanced							$ 50,000
Third installment was advanced						$ 25,000
Fourth installment was advanced					$ 25,000
Fifth installment was advanced				$ 25,000
Sixth installment was advanced			$ 25,000
Loan accrues interest per year									10.00%
As additional consideration for the loan, Company Issued shares of restricted common stock of the Company to the note holder									3,000,000
Relative fair value of the common stock recorded as discounts to the loan tranches as received and amortized to interest expense over the life of the loan tranches									$ 98,349
Accrued interest on this loan at end of period	$ 2,466	$ 5,801
Amortization expense recognized during the period.	$ 72,619	$ 25,729
Note obligation and a portion of accrued interest was retired with the issuance of restricted shares of the Company's common stock	3,772,728	0
Aggregate value of the note and accrued interest retired	$ 207,500	$ 0
Unamortized discounts on this loan during the period	0	72,619
Outstanding balance under this loan	0	200,000
The fair value of the stock issued for the retired note obligation	215,423	0
The Company recorded a loss on the debt conversion	$ 7,923	$ 0